Schedule of Investments
July 31, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–94.55%
Australia–1.54%
CSL Ltd.	52,753	$11,198,920
China–33.69%
Alibaba Group Holding Ltd., ADR(a)	166,168	32,434,332
Angel Yeast Co. Ltd., A Shares	673,900	4,890,538
China Feihe Ltd.(b)	4,285,000	8,258,917
China Mengniu Dairy Co. Ltd.	5,245,000	28,464,213
Henan Shuanghui Investment & Development Co. Ltd., A Shares	621,724	2,473,984
JD.com, Inc., ADR(a)	341,230	24,186,382
Kweichow Moutai Co. Ltd., A Shares	14,927	3,884,528
Minth Group Ltd.	2,288,000	9,681,928
Qingdao Port International Co. Ltd., H Shares(b)	7,070,000	3,644,531
Sunny Optical Technology Group Co. Ltd.	553,800	16,785,717
Tencent Holdings Ltd.	623,000	38,446,166
Tongcheng-Elong Holdings Ltd.(a)(b)	8,385,600	18,928,464
Wuliangye Yibin Co. Ltd., A Shares	496,360	16,981,143
Yum China Holdings, Inc.	587,296	36,523,938
		245,584,781
Hong Kong–4.07%
Hongkong Land Holdings Ltd.	1,093,700	4,965,477
Swire Properties Ltd.	8,678,600	24,698,176
		29,663,653
India–4.29%
Emami Ltd.	1,010,990	7,608,928
HDFC Bank Ltd., ADR	335,491	23,675,600
		31,284,528
Indonesia–7.23%
PT Bank Central Asia Tbk	8,897,400	18,367,188
PT Kalbe Farma Tbk	95,806,300	8,355,730
PT Pakuwon Jati Tbk(a)	537,616,700	14,897,795
PT Telkom Indonesia (Persero) Tbk	49,442,100	11,089,889
		52,710,602
Macau–2.32%
Galaxy Entertainment Group Ltd.(a)	2,480,000	16,872,997
Malaysia–2.29%
Bursa Malaysia Bhd.	5,400,550	9,738,945
Heineken Malaysia Bhd.	1,306,900	6,941,675
		16,680,620
New Zealand–1.59%
Auckland International Airport Ltd.(a)	1,026,860	5,189,081
Shares		Value
New Zealand–(continued)
Freightways Ltd.	716,915	$6,394,740
		11,583,821
Philippines–4.29%
BDO Unibank, Inc.	6,559,010	13,385,975
SM Investments Corp.	511,646	9,322,656
SM Prime Holdings, Inc.	13,653,700	8,593,349
		31,301,980
Singapore–4.40%
Keppel REIT	21,808,200	19,308,566
United Overseas Bank Ltd.	658,700	12,751,306
		32,059,872
South Korea–10.22%
Douzone Bizon Co. Ltd.	89,297	6,509,780
NAVER Corp.	47,299	17,859,714
Samsung Electronics Co. Ltd.	733,170	50,137,167
		74,506,661
Taiwan–6.20%
Taiwan Semiconductor Manufacturing Co. Ltd.	2,168,464	45,152,949
Thailand–2.06%
Central Pattana PCL, Foreign Shares	10,511,500	15,042,656
United States–8.12%
Amcor PLC, CDI	1,289,330	14,925,862
Broadcom, Inc.	91,144	44,241,297
		59,167,159
Vietnam–2.24%
Vietnam Dairy Products JSC	4,351,690	16,361,827
Total Common Stocks & Other Equity Interests (Cost $442,018,099)		689,173,026
Money Market Funds–5.50%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d)	14,053,584	14,053,584
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(c)(d)	9,951,617	9,955,598
Invesco Treasury Portfolio, Institutional Class, 0.01%(c)(d)	16,061,239	16,061,239
Total Money Market Funds (Cost $40,066,959)		40,070,421
TOTAL INVESTMENTS IN SECURITIES—100.05% (Cost $482,085,058)		729,243,447
OTHER ASSETS LESS LIABILITIES–(0.05)%		(386,616)
NET ASSETS–100.00%		$728,856,831

Investment Abbreviations:
ADR	– American Depositary Receipt
CDI	– CREST Depository Interest
REIT	– Real Estate Investment Trust
See accompanying notes which are an integral part of this schedule.
Invesco Asia Pacific Growth Fund

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2021 was $30,831,912, which represented 4.23% of the Fund’s Net Assets.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$23,355,433	$30,622,005	$(39,923,854)	$-	$-	$14,053,584	$3,549
Invesco Liquid Assets Portfolio, Institutional Class	17,003,608	21,469,032	(28,517,039)	155	(158)	9,955,598	3,716
Invesco Treasury Portfolio, Institutional Class	26,691,924	34,996,577	(45,627,262)	-	-	16,061,239	1,670
Total	$67,050,965	$87,087,614	$(114,068,155)	$155	$(158)	$40,070,421	$8,935

(d)	The rate shown is the 7-day SEC standardized yield as of July 31, 2021.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Asia Pacific Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$11,198,920	$—	$11,198,920
China	93,144,652	152,440,129	—	245,584,781
Hong Kong	—	29,663,653	—	29,663,653
India	23,675,600	7,608,928	—	31,284,528
Indonesia	—	52,710,602	—	52,710,602
Macau	—	16,872,997	—	16,872,997
Malaysia	—	16,680,620	—	16,680,620
New Zealand	—	11,583,821	—	11,583,821
Philippines	—	31,301,980	—	31,301,980
Singapore	—	32,059,872	—	32,059,872
South Korea	—	74,506,661	—	74,506,661
Taiwan	—	45,152,949	—	45,152,949
Thailand	—	15,042,656	—	15,042,656
United States	44,241,297	14,925,862	—	59,167,159
Vietnam	—	16,361,827	—	16,361,827
Money Market Funds	40,070,421	—	—	40,070,421
Total Investments	$201,131,970	$528,111,477	$—	$729,243,447
Invesco Asia Pacific Growth Fund